Expense Example	Dec. 01, 2025 USD ($)
RANGER SMALL CAP FUND | INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 143
Expense Example, with Redemption, 3 Years	532
Expense Example, with Redemption, 5 Years	946
Expense Example, with Redemption, 10 Years	2,103
RANGER SMALL CAP FUND | INSTITUTIONAL CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	455
Expense Example, with Redemption, 5 Years	815
Expense Example, with Redemption, 10 Years	1,832
RANGER MICRO CAP FUND | INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	632
Expense Example, with Redemption, 5 Years	1,135
Expense Example, with Redemption, 10 Years	2,520
RANGER MICRO CAP FUND | INSTITUTIONAL CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	130
Expense Example, with Redemption, 3 Years	556
Expense Example, with Redemption, 5 Years	1,007
Expense Example, with Redemption, 10 Years	$ 2,260